Consolidated Statements of Operations and Comprehensive Income / (Loss) (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Corporate services income	$ 1,186,693	$ 2,900,016
Cost of sales	(1,164,955)	(729,724)
Gross profit	21,738	2,170,292
Operating expenses
Payroll and employee benefits	(1,202,209)	(217,665)
Depreciation expenses	(35,110)	(8,273)
Operating lease expenses	(191,793)	(38,662)
Other operating expenses	(859,199)	(659,126)
Total operating expenses	(2,288,311)	(923,726)
Profit / (loss) from operations	(2,266,573)	1,246,566
Other income
Other income, net	333,248	244,337
Total other income	333,248	244,337
Profit / (loss) before income tax expense	(1,933,325)	1,490,903
Income tax expense	(30,139)	(257,343)
Net profit / (loss)	(1,963,464)	1,233,560
Other comprehensive income / (loss)
Foreign currency translation adjustment	4,750	(98,747)
Total comprehensive income / (loss)	$ (1,958,714)	$ 1,134,813
Net Income (loss) per share attributable to ordinary shareholders
Basic	$ (0.07)	$ 0.05
Diluted	$ (0.07)	$ 0.05
Weighted average number of ordinary shares used in computing net income per share
Basic	28,005,200	25,000,000
Diluted	28,005,200	25,000,000